Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of related party transactions occurred during the reporting Period
	Year ended	Year ended	Year ended
	June 30,	June 30,	June 30,
	2021	2020	2019
Payroll and benefits	$448,984	$381,777	$439,175
Consulting fees	341,541	331,682	335,045
Professional fees	35,946	-	-
Share-based compensation	3,744,172	-	640,692
Total	$4,570,643	$713,459	$1,414,912

related party balances existed as of the end
	As of	As of
	June 30,	June 30,
	2021	2020
Amounts receivable from key management	$17,007	$-
Prepaid expenses to companies controlled by key management	$6,949	$3,178
Accounts payable due to companies controlled by key management	$-	$86,685
Accrued liabilities due to key management	$64,503	$54,727